Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Provisions
Balance at the beginning of the year	$ 50.2
Provisions added during the year	22.1
Provisions utilized during the year	(8.0)
Provisions reversed during the year	(3.6)
Balance at the end of the year	$ 60.7